Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 56-1814206 001
EBP, Description of Plan [Line Items]
Description of Plan

Note 1 – Description of Plan

The following description of the Uwharrie Capital Corp Employees 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all eligible employees of Uwharrie Capital Corp and its subsidiaries (the “Company”) who have 30 days of service and are age eighteen or older. The Oversight Committee of the Company’s Board of Directors controls and manages the operations and administration of the Plan. American Trust Company (the “Trustee”) serves as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Contributions

Each year, participants may contribute compensation, as defined in the Plan document, subject to certain Internal Revenue Code (“IRC”) limitations. Participant salary deferrals may be traditional 401(k) (pretax) and/or Roth 401(k) (after-tax). Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans and certain individual retirement accounts. The Company makes a safe harbor matching contribution of 100% of the first 5% of compensation that a participant contributes to the Plan. Additional amounts may be contributed at the option of the Company’s Board of Directors. No additional contributions were made for the year ended December 31, 2025. Contributions are subject to certain limitations.

Investment options

Participants direct the investment of their accounts into various investment options offered by the Plan. The Plan currently offers a self-directed brokerage account, mutual funds, a stable value collective trust fund, and common collective trust funds as investment options for participants.

Participant accounts

Each participant’s account is credited with the participant’s contributions and Company contributions and allocations of Plan earnings. The account is charged with benefit payments, transaction fees, and allocations of administrative expenses and Plan losses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Eligible participants are immediately 100% vested in both Company and participant contributions plus actual earnings thereon.

Notes receivable from participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of

$50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant’s account and bear interest at rates which are commensurate with local prevailing rates as determined by the Plan administrator. At December 31, 2025, outstanding loans bore interest rates ranging from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions.

Payment of benefits

On termination of service, death, disability, retirement or for other reasons, a participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her account in a lump-sum amount as provided by the Plan. Participants subject to certain required minimum distributions may receive periodic installment amounts. Hardship distributions are permitted upon demonstration of financial hardship. All fully vested account balances are available for distribution after the participant reaches the age of 59 ½.